Disclosure of detailed information about restricted share units (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Restricted share units, beginning of period	0
Granted	312,500
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500